Lease Commitments	12 Months Ended
Dec. 31, 2012
Lease Commitments [Abstract]
Lease Commitments [Text Block]

13.       Lease Commitments

We lease office facilities, railcars, vehicles, and other equipment under long-term operating leases. Some leases contain renewal provisions, purchase options and escalation clauses.

The aggregate future estimated payments under these commitments are:

Millions of dollars
2013	$256
2014	220
2015	178
2016	111
2017	88
Thereafter	227
Total minimum lease payments	$1,080

Rental expense for the years ended December 31, 2012, 2011 and 2010 was $280 million, $278 million and $264 million, respectively.